NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 29, 2013

Class B shares of Nuveen Tradewinds International Value Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-TINTVS-0614P